Right of use assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Right of use assets
15.	Right of use assets

As of 1 January 2018, The Company provided a right of use asset equal to the lease liability adjusted for prepaid or accrued rent payments. In accordance with this methodology, application of IFRS 16 does not have an impact on the Group’s retained earnings as of 1 January 2018.

Closing balances of right of use assets as of 1 January and 31 December 2018 and depreciation and amortization expenses for the years ended 31 December 2018 is stated as below:

	Tangible					Intangible
	Site Rent	Building	Network equipment	Other	Total	Right of way	License	Total	Total
Balance at 1 January	1,077,517	146,826	226,243	115,652	1,566,238	12,321	—	12,321	1,578,559
Depreciation and amortization charge for the year	(451,850)	(43,563)	(181,741)	(81,325)	(758,479)	(6,458)	(48,273)	(54,731)	(813,210)
Balance at 31 December	1,021,638	135,158	50,538	109,883	1,317,217	8,643	323,742	332,385	1,649,602

As at 31 December 2018, additions to right of use assets amount to TL 1,156,973 and interest expense on lease liabilities is TL 210,200.